Key Management Remuneration (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2022 GBP (£) shares director	Jun. 30, 2021 GBP (£) director shares	Jun. 30, 2020 GBP (£) shares director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 1,838	£ 1,411	£ 1,405
Company contribution to pension scheme	85	63	71
Share-based compensation	3,732	2,587	1,731
Total	£ 5,655	£ 4,061	£ 3,207
Number of employees | director	1	1	2
Emoluments of highest paid director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 1,013	£ 713	£ 694
Company contribution to pension scheme	65	45	53
Share-based compensation	2,068	1,183	970
Total	£ 3,146	£ 1,941	£ 1,717
Number of share options exercised (in shares) | shares	47,787	36,447	22,500
Number of share options granted (in shares) | shares	35,795	45,360	55,788
Gains on share options exercised	£ 10,500	£ 7,300